ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

6. ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET

Accounts receivable, net consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
New home transaction services	5,406,009	3,750,996
Existing home transaction services	385,231	483,901
Home renovation and furnishing	103,641	99,935
Emerging and other services	131,959	248,803
Accounts receivable	6,026,840	4,583,635
Allowance for credit losses	(1,951,419)	(1,566,129)
Accounts receivable, net	4,075,421	3,017,506

The contract assets are mainly related to the Group’s home renovation business. The Group’s timing of revenue recognition may differ from the timing of invoicing to customers. The Group’s contract assets represent the amount of contract revenue recognized but not yet billed pursuant to contract terms.

Contract assets, net consists of the following:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Contract assets – gross	224,660	273,661
Allowance for credit losses	(137,059)	(114,998)
Contract assets, net	87,601	158,663

The movements in the allowance for credit losses of accounts receivable were as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(1,122,218)	(2,151,271)	(1,951,419)
Reversal/(Additions)	(1,216,517)	76,184	(174,237)
Write‑offs	187,464	123,668	559,527
Balance at the end of the year	(2,151,271)	(1,951,419)	(1,566,129)

The Group usually allows a credit period within 90 days to its customers. Ageing analysis of accounts receivable based on the date of delivery of service to customers is as follows:

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
– Up to 3 months	2,389,431	2,056,388
– 3 months to 1 year	1,161,639	617,635
– Over 1 year	2,475,770	1,909,612
Accounts receivable	6,026,840	4,583,635
Less: allowance for credit losses	(1,951,419)	(1,566,129)
Accounts receivable, net	4,075,421	3,017,506